OTHER PAYABLES AND ACCRUED EXPENSES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Payable for purchase of plant and equipment	¥ 1,355		¥ 1,262
Payable for purchase of land use rights	620		620
Payable for purchase of construction-in-progress	8,850		12,776
Professional fee payable	9,154		1,500
Salaries and bonus payable	10,699		10,869
Accrued interest	1,813		1,813
Other taxes payable	658		731
Deposits from growers	355		969
Deposits from others	7,684		2,035
Payable for labor union, housing fund and education expenses	785		738
Deferred government subsidies	6,172		9,575
Others	5,243		7,410
Other Payables and Accrued Expenses Current	¥ 53,388	$ 7,995	¥ 50,298